Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Increase in line of credit facility cap, remaining	$ 500,000
Commitment fee for capital source	80,000
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Commitment fee for capital source	10,000
Cash velocity percentage	80.00%
Cash Velocity Percentage other	87.50%
Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Increase in line of credit facility cap	10,000,000
Increase in line of credit facility cap, remaining	1,000,000
Line of Credit Facility, Current Borrowing Capacity		9,000,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 12,000,000